ACCOUNTS PAYABLE - Disclosure of accounts payable (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Trade And Other Payable [Line Items]
Accounts payable	$ 242,278	$ 217,023
Professional fees [Member]
Trade And Other Payable [Line Items]
Accounts payable	74,178	80,216
Funds to be returned to investors [Member]
Trade And Other Payable [Line Items]
Accounts payable	43,046	38,646
Advertising costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	5,164	8,556
Development costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	77,675	42,430
Other [Member]
Trade And Other Payable [Line Items]
Accounts payable	$ 42,215	$ 47,175